THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
             333 South Hope Street, Los Angeles, California  90071
                              (213) 486-9200


November 4, 1998

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE:  THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
     FILE NOS. 2-49291 AND 811-2421

Dear Sir or Madam:

  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on October 28, 1998 of Registrant's Post-Effective Amendment No. 25 Under the Securities Act of 1933 and Amendment No. 25 under The Investment Company Act of 1940.

          Sincerely yours,

          Julie F. Williams
          Secretary

JFW:dzh

Attachment

cc:  Frank Dalton
     Bric Barrientos